Insurance Premium Financing - Additional Information (Detail) - USD ($)	1 Months Ended
	May 31, 2022	Sep. 30, 2022
Debt Instrument [Line Items]
Outstanding balance		$ 911,124
Finance Agreement [Member] | First Insurance Funding [Member]
Debt Instrument [Line Items]
Amount financed	$ 1,500,000
Interest rate	4.00%
Frequency of periodic payment	monthly
Monthly payment	$ 154,000
Maturity date	Mar. 23, 2023
Outstanding balance	$ 900,000